Receivables and Prepaid Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Trade and other receivables [abstract]
Institutions	$ 301	$ 102
Prepaid expenses	743	20
Other	1,738	9
Total trade and other current receivables	$ 2,782	$ 131